Warrants (Details) - Schedule of Black Scholes Option Valuation Model - $ / shares	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Rhove acquisition [Member]
Schedule of Black Scholes Option Valuation Model [Line Items]
Underlying stock price	$ 10	$ 10
Exercise price	$ 10	$ 10
Volatility	76.60%	76.60%
Risk free interest rate	3.69%	3.69%
Maturity	2 years	2 years
Follow-on [Member]
Schedule of Black Scholes Option Valuation Model [Line Items]
Underlying stock price	$ 4	$ 4
Exercise price	$ 5	$ 5
Volatility	90.00%	90.00%
Risk free interest rate	4.43%	4.43%
Maturity	5 years	5 years